TRADE AND OTHER RECEIVABLES - Disclosure of trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	R 164.3	R 93.9
Other receivables	184.3	52.4
Capital prepayments	114.6	188.3
Total trade and other receivables	458.0	329.6
Current interest receivable	6.1	7.6
Sibanye-Stillwater
Disclosure of detailed information about property, plant and equipment [line items]
Other receivables	117.4
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Financial assets	(5.2)	(5.0)	R (5.6)
FWGR RTSF construction
Disclosure of detailed information about property, plant and equipment [line items]
Capital prepayments	R 11.5
Solar power and RTSF
Disclosure of detailed information about property, plant and equipment [line items]
Capital prepayments		R 53.0